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                                                       July 30, 2009

Ms. Sally Samuel, Esq.
Office of Insurance Products
Division of Investment Management
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE: Post-effective amendments under Rule 485(b) to certain Form N-4 registration statements

Dear Ms. Samuel:

On June 1, 2009, we filed post-effective amendments under Rule 485(a) to the Form N-4 registration statements of Prudential Annuities Life Assurance Corporation ("PALAC"), Pruco Life Insurance Company ("Pruco Life") and Pruco Life Insurance Company of New Jersey ("PLNJ") listed below. In these filings, we respond to your comments on those Rule 485(a) filings, and make other non-material changes.

The following Form N-4 registration statements are being amended:

  . Pruco Life's Prudential Premier Series Annuity (file nos. 333-130989 and 333-144639)

  .  PLNJ's Prudential Premier Series Annuity (file nos. 333-131035 and
     333-144657)

  . PALAC's ASAP III, APEX II, ASL II, XTra Credit Six, XTra Credit Eight, Choice 2000, and Cornerstone Annuities (file nos. 333-96577, 333-71654, 333-71672, 333-71834, 333-150220, 333-08853, and 333-152411). Included
     within certain of these registration statements are the prospectuses for the "Optimum" line of annuities sold through LPL Financial Corporation.

A summary of your comments, along with our proposed responses, follows. (The section references in your comments refer to those in the supplement for the PALAC "core" prospectus).

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  1.   Comment: on page 1 of the supplement, you asked that we include a general statement, concerning each revision being made by the supplement, reminding the reader to examine the change in conjunction with the section of the May 1, 2009 prospectus being revised. Response: we have added such a statement.

  2. Comment: on page 1 of the supplement, you asked that we include a statement describing the type of investor for whom the new Highest Daily Lifetime 6 Plus benefits would be appropriate. Response: we have added such a statement.

  3. Comment: on page 6 of the supplement (and for the comparable reference in the Spousal Highest Daily Lifetime 6 Plus section), in the paragraph that begins with the words "[a]lthough you are guaranteed the ability to withdraw your Annual Income Amount for life even if your Account Value falls to zero . . . ", you asked that we bold the paragraph, and state explicitly that the benefit terminates in the scenario discussed. Similarly, in the section for Highest Daily Lifetime 6 Plus with LIA, you asked that we bold the last two sentences under the sub-heading entitled "Guarantee Payments." Response: we have done so.

  4. Comment: in Item D of the supplement, you asked that we state explicitly that the Highest Daily Lifetime 6 Plus benefits referenced in the list are discussed in detail later in the supplement. Response: we have done so.

  5. Comment: in Item E of the supplement, you asked that we set forth each of the funds in the applicable portions of the Group I and Group II lists. You also asked that, with respect to the AST UBS Dynamic Alpha Portfolio, we indicate by cross-reference where additional information about that Portfolio may be found. Response: we have done so.

  6. Comment: with respect to each of Highest Daily Lifetime 6 Plus and Spousal Highest Daily Lifetime 6 Plus, you asked that we clarify the sentence concerning the ability to elect the 6 or 12 month DCA program along with the benefit. Response: we have revised the sentence accordingly.

  7. Comment: with respect to each of Highest Daily Lifetime 6 Plus and Spousal Highest Daily Lifetime 6 Plus, you asked that we clarify the disclosure concerning the scenario in which a withdrawal needed to satisfy required minimum distribution requirements exceeds the current Annual Income Amount. Response: we have revised the disclosure to provide this clarification.

  8. Comment: with respect to each of Highest Daily Lifetime 6 Plus and Spousal Highest Daily Lifetime 6 Plus, under the Other Important Considerations section, you asked that we revise the disclosure concerning our ability, for new elections of the benefit, to impose new Account Value allocation requirements. Response: we have revised the disclosure accordingly.

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  9.   Comment: given the various references to "good order", you asked that we add a defined term for "good order" to the Glossary section. Response:
       we have done so.

  10. Comment: You asked that the supplement describe how, under the asset transfer formula, more than 90% of Account Value could be invested at a given time in the AST Investment Grade Bond Sub-account. Response: the current drafts of the supplements state, in bold, that "[h]owever, it is possible that, due to the investment performance of your allocation in the AST Investment Grade Bond Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the AST Investment Grade Bond Sub-account." We feel that this sentence provides sufficient explanation and accordingly, have left the disclosure as is.

  11. Comment: you asked about the 120 day elimination period applicable to Highest Daily Lifetime 6 Plus with LIA. In particular, you asked about a scenario in which the owner notified us of his/her eligibility more than 120 days prior to the first intended withdrawal of the LIA Amount.
       Response: the LIA amount is available for withdrawal on the Valuation Day immediately after the 120/th/ day, assuming the 36 month waiting period also has been met. Thus, in the scenario you describe, and assuming that the 36 month waiting period had been satisfied, the LIA amount would be available 120 days later. Because withdrawals are not required under the benefit, the owner could, if he/she chose, delay taking the first LIA withdrawal until the originally-intended date.

  12. Comment: we had proposed language dealing with the signature verification that we may perform with respect to withdrawal requests exceeding a specified dollar amount. You asked for supplemental confirmation that if a good order withdrawal request is received on a given business day, it will be priced on that business day even if it takes several days thereafter to verify the signature. You also asked that the supplement language state that redemption proceeds will be paid within 7 days of the price date even if a signature verification needs to be performed. Response: if a withdrawal request requires signature verification and otherwise is in good order, we will price the withdrawal on the business day it was received by us and pay the redemption proceeds within 7 days thereafter. We have revised our disclosure consistent with our discussions.

The instant filings also include expense examples that assume, among other things, election of Highest Daily Lifetime 6 Plus. In addition, current financial statements for the applicable registrant separate account and the depositor have been incorporated by reference into these Rule 485(b) filings. Although the above comments pertain specifically to the PALAC "core" prospectus, we will make similar changes to the other supplements.

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We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filings, and that Staff comments, or our changes to disclosure in response to Staff comments, do not foreclose the Commission from taking any action with respect to the filings. In addition, the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

As counsel to the Registrants, I represent that none of the instant filings contains disclosure that would render the filing ineligible for reliance on Rule 485(b).

We appreciate your attention to these filings.

                                                  Sincerely,

                                                  /s/ C. Christopher Sprague
                                                  -----------------------------
                                                  C. Christopher Sprague